Capital Stock and Changes in Capital Accounts (Narrative incentive plan) (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance		15,194,759
Compensation cost on restricted stock		$ 9,282	$ 7,442	$ 10,511
Unrecognized cost for unvested restricted shares		$ 16,873	$ 20,054
Total compensation cost not yet recognized, Period for recognition		2 years 6 months 14 days
Granted		1,470,000	8,260,000	2,200,000
Restricted Stock | Executive Management And Non-Executive Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)		3 years
Unrecognized cost for unvested restricted shares	$ 6,101
Granted	1,470,000